Loss per share (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of earnings (loss) and weighted average numbers of ordinary shares

The loss and weighted average numbers of Class A Ordinary Shares used in the calculation of loss per share are as follows:

	As at June 30
(US dollars in thousands)	2026	2025	2024
Loss for the year / period attributable to equity owners	(49,732)	(15,658)	(46,700)
Weighted average number of shares in issue (‘000s)	19,456	6,655	3,079
Basic loss per share (dollars)	(2.56)	(2.35)	(15.17)
Diluted loss per share (dollars)	(2.56)	(2.35)	(15.17)

Schedule of potentially dilutive instruments

Number of instruments (thousands)	2026	2025
Warrants – classified as equity	1,134	717
Warrants – classified as liabilities (derivatives)	3,671	–
Total warrants	4,805	717
Share options	–	–
RSUs / PSUs / BSAs	164	89
Total	4,969	806